Document and Entity Information	Sep. 28, 2026
Cover [Abstract]
Entity Registrant Name	BEASLEY BROADCAST GROUP INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001099160
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-29253
Entity Tax Identification Number	65-0960915
Entity Address, Address Line One	3033 Riviera Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Naples
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34103
City Area Code	(239)
Local Phone Number	263-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	BBGI
Entity Emerging Growth Company	false